UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Target Date Retirement Series®
American Funds 2055
Target Date Retirement Fund®
Investment portfolio
January 31, 2015
unaudited
Fund investments Growth funds 40.0%	Shares	Value (000)
AMCAP Fund, Class R-6	1,197,359	$33,155
EuroPacific Growth Fund, Class R-6	395,148	18,801
The Growth Fund of America, Class R-6	788,732	33,269
The New Economy Fund, Class R-6	510,240	18,853
New Perspective Fund, Class R-6	913,473	33,031
New World Fund, Inc., Class R-6	351,712	18,866
SMALLCAP World Fund, Inc., Class R-6	729,702	33,034
		189,009
Growth-and-income funds 44.9%
American Mutual Fund, Class R-6	1,043,105	37,781
Capital World Growth and Income Fund, Class R-6	716,655	33,045
Fundamental Investors, Class R-6	744,588	37,825
International Growth and Income Fund, Class R-6	594,804	18,861
The Investment Company of America, Class R-6	1,170,641	42,565
Washington Mutual Investors Fund, Class R-6	1,072,200	42,513
		212,590
Equity-income and Balanced funds 10.0%
American Balanced Fund, Class R-6	970,984	23,721
American Funds Global Balanced Fund, Class R-6	783,159	23,714
		47,435
Fixed income funds 5.1%
U.S. Government Securities Fund, Class R-6	1,683,696	24,110
Total investment securities 100.0% (cost: $449,790,000)		473,144
Other assets less liabilities 0.0%		(87)
Net assets 100.0%		$473,057
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$25,127
Gross unrealized depreciation on investment securities	(1,773)
Net unrealized appreciation on investment securities	23,354
Cost of investment securities	449,790
American Funds Target Date Retirement Series — American Funds 2055 Target Date Retirement Fund — Page 1 of 16

American Funds 2050
Target Date Retirement Fund®
Investment portfolio
January 31, 2015
unaudited
Fund investments Growth funds 39.9%	Shares	Value (000)
AMCAP Fund, Class R-6	3,584,203	$99,247
EuroPacific Growth Fund, Class R-6	1,191,914	56,711
The Growth Fund of America, Class R-6	2,361,009	99,588
The New Economy Fund, Class R-6	1,528,553	56,480
New Perspective Fund, Class R-6	2,738,643	99,029
New World Fund, Inc., Class R-6	1,052,913	56,478
SMALLCAP World Fund, Inc., Class R-6	2,187,526	99,029
		566,562
Growth-and-income funds 45.0%
American Mutual Fund, Class R-6	3,129,334	113,344
Capital World Growth and Income Fund, Class R-6	2,150,540	99,161
Fundamental Investors, Class R-6	2,231,191	113,345
International Growth and Income Fund, Class R-6	1,785,307	56,612
The Investment Company of America, Class R-6	3,506,788	127,507
Washington Mutual Investors Fund, Class R-6	3,216,333	127,528
		637,497
Equity-income and Balanced funds 10.0%
American Balanced Fund, Class R-6	2,909,143	71,070
American Funds Global Balanced Fund, Class R-6	2,346,316	71,047
		142,117
Fixed income funds 5.1%
U.S. Government Securities Fund, Class R-6	5,037,289	72,134
Total investment securities 100.0% (cost: $1,251,452,000)		1,418,310
Other assets less liabilities 0.0%		(581)
Net assets 100.0%		$1,417,729
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$167,509
Gross unrealized depreciation on investment securities	(666)
Net unrealized appreciation on investment securities	166,843
Cost of investment securities	1,251,467
American Funds Target Date Retirement Series — American Funds 2050 Target Date Retirement Fund — Page 2 of 16

American Funds 2045
Target Date Retirement Fund®
Investment portfolio
January 31, 2015
unaudited
Fund investments Growth funds 39.9%	Shares	Value (000)
AMCAP Fund, Class R-6	4,345,613	$120,330
EuroPacific Growth Fund, Class R-6	1,441,987	68,610
The Growth Fund of America, Class R-6	2,862,570	120,743
The New Economy Fund, Class R-6	1,853,963	68,504
New Perspective Fund, Class R-6	3,321,171	120,093
New World Fund, Inc., Class R-6	1,277,109	68,504
SMALLCAP World Fund, Inc., Class R-6	2,652,829	120,094
		686,878
Growth-and-income funds 44.7%
American Mutual Fund, Class R-6	3,769,985	136,549
Capital World Growth and Income Fund, Class R-6	2,588,426	119,352
Fundamental Investors, Class R-6	2,688,047	136,553
International Growth and Income Fund, Class R-6	2,164,066	68,623
The Investment Company of America, Class R-6	4,228,791	153,759
Washington Mutual Investors Fund, Class R-6	3,877,563	153,745
		768,581
Equity-income and Balanced funds 10.3%
American Balanced Fund, Class R-6	3,388,226	82,774
American Funds Global Balanced Fund, Class R-6	2,845,195	86,153
Capital Income Builder, Class R-6	118,735	7,097
The Income Fund of America, Class R-6	21,767	466
		176,490
Fixed income funds 5.1%
U.S. Government Securities Fund, Class R-6	6,124,634	87,705
Total investment securities 100.0% (cost: $1,531,480,000)		1,719,654
Other assets less liabilities 0.0%		(585)
Net assets 100.0%		$1,719,069
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$189,561
Gross unrealized depreciation on investment securities	(1,390)
Net unrealized appreciation on investment securities	188,171
Cost of investment securities	1,531,483
American Funds Target Date Retirement Series — American Funds 2045 Target Date Retirement Fund — Page 3 of 16

American Funds 2040
Target Date Retirement Fund®
Investment portfolio
January 31, 2015
unaudited
Fund investments Growth funds 40.0%	Shares	Value (000)
AMCAP Fund, Class R-6	7,339,529	$203,232
EuroPacific Growth Fund, Class R-6	2,443,093	116,242
The Growth Fund of America, Class R-6	4,834,741	203,929
The New Economy Fund, Class R-6	3,128,761	115,608
New Perspective Fund, Class R-6	5,605,844	202,707
New World Fund, Inc., Class R-6	2,155,790	115,637
SMALLCAP World Fund, Inc., Class R-6	4,477,740	202,707
		1,160,062
Growth-and-income funds 39.7%
American Mutual Fund, Class R-6	5,561,473	201,437
Capital World Growth and Income Fund, Class R-6	3,739,840	172,444
Fundamental Investors, Class R-6	3,964,451	201,394
International Growth and Income Fund, Class R-6	3,628,421	115,057
The Investment Company of America, Class R-6	6,337,966	230,449
Washington Mutual Investors Fund, Class R-6	5,849,216	231,921
		1,152,702
Equity-income and Balanced funds 15.2%
American Balanced Fund, Class R-6	6,880,914	168,101
American Funds Global Balanced Fund, Class R-6	2,511,510	76,048
Capital Income Builder, Class R-6	2,027,525	121,185
The Income Fund of America, Class R-6	3,620,278	77,583
		442,917
Fixed income funds 5.1%
U.S. Government Securities Fund, Class R-6	10,309,957	147,639
Total investment securities 100.0% (cost: $2,560,084,000)		2,903,320
Other assets less liabilities 0.0%		(1,105)
Net assets 100.0%		$2,902,215
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$344,235
Gross unrealized depreciation on investment securities	(1,006)
Net unrealized appreciation on investment securities	343,229
Cost of investment securities	2,560,091
American Funds Target Date Retirement Series — American Funds 2040 Target Date Retirement Fund — Page 4 of 16

American Funds 2035
Target Date Retirement Fund®
Investment portfolio
January 31, 2015
unaudited
Fund investments Growth funds 39.7%	Shares	Value (000)
AMCAP Fund, Class R-6	8,196,082	$226,950
EuroPacific Growth Fund, Class R-6	2,737,732	130,261
The Growth Fund of America, Class R-6	5,398,976	227,729
The New Economy Fund, Class R-6	3,475,327	128,413
New Perspective Fund, Class R-6	6,304,685	227,978
New World Fund, Inc., Class R-6	2,393,493	128,387
SMALLCAP World Fund, Inc., Class R-6	4,999,893	226,345
		1,296,063
Growth-and-income funds 35.0%
American Mutual Fund, Class R-6	5,398,868	195,547
Capital World Growth and Income Fund, Class R-6	3,532,587	162,887
Fundamental Investors, Class R-6	3,851,632	195,663
International Growth and Income Fund, Class R-6	3,078,587	97,622
The Investment Company of America, Class R-6	6,279,838	228,335
Washington Mutual Investors Fund, Class R-6	6,578,477	260,837
		1,140,891
Equity-income and Balanced funds 20.0%
American Balanced Fund, Class R-6	7,748,643	189,299
American Funds Global Balanced Fund, Class R-6	5,187,600	157,080
Capital Income Builder, Class R-6	2,549,900	152,408
The Income Fund of America, Class R-6	7,197,237	154,237
		653,024
Fixed income funds 5.3%
American Funds Inflation Linked Bond Fund, Class R-6	337,798	3,307
U.S. Government Securities Fund, Class R-6	11,955,022	171,196
		174,503
Total investment securities 100.0% (cost: $2,902,392,000)		3,264,481
Other assets less liabilities 0.0%		882
Net assets 100.0%		$3,265,363
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$363,143
Gross unrealized depreciation on investment securities	(1,054)
Net unrealized appreciation on investment securities	362,089
Cost of investment securities	2,902,392
American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 5 of 16

American Funds 2030
Target Date Retirement Fund®
Investment portfolio
January 31, 2015
unaudited
Fund investments Growth funds 34.3%	Shares	Value (000)
AMCAP Fund, Class R-6	9,740,192	$269,706
EuroPacific Growth Fund, Class R-6	3,893,654	185,260
The Growth Fund of America, Class R-6	6,435,197	271,437
The New Economy Fund, Class R-6	3,707,837	137,005
New Perspective Fund, Class R-6	8,828,433	319,236
New World Fund, Inc., Class R-6	2,549,159	136,737
SMALLCAP World Fund, Inc., Class R-6	5,999,106	271,579
		1,590,960
Growth-and-income funds 34.9%
American Mutual Fund, Class R-6	7,665,925	277,660
Capital World Growth and Income Fund, Class R-6	5,015,226	231,252
Fundamental Investors, Class R-6	5,466,369	277,692
International Growth and Income Fund, Class R-6	4,365,710	138,437
The Investment Company of America, Class R-6	8,913,677	324,101
Washington Mutual Investors Fund, Class R-6	9,343,638	370,475
		1,619,617
Equity-income and Balanced funds 19.9%
American Balanced Fund, Class R-6	13,148,125	321,209
American Funds Global Balanced Fund, Class R-6	2,030,895	61,495
Capital Income Builder, Class R-6	4,569,296	273,107
The Income Fund of America, Class R-6	12,584,780	269,692
		925,503
Fixed income funds 10.9%
American Funds Inflation Linked Bond Fund, Class R-6	10,086,059	98,742
American Funds Mortgage Fund, Class R-6	1,106,152	11,382
Capital World Bond Fund, Class R-6	567,765	11,361
Intermediate Bond Fund of America, Class R-6	659,164	9,024
U.S. Government Securities Fund, Class R-6	26,130,072	374,183
		504,692
Total investment securities 100.0% (cost: $4,067,212,000)		4,640,772
Other assets less liabilities 0.0%		(1,670)
Net assets 100.0%		$4,639,102
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 6 of 16

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2015 (000)
U.S. Government Securities Fund, Class R-6	27,963,807	1,054,613	2,888,348	26,130,072	$962	$374,183
American Funds Inflation Linked Bond Fund, Class R-6	1,317,636	8,768,423	—	10,086,059	568	98,742
					$1,530	$472,925
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$573,967
Gross unrealized depreciation on investment securities	(419)
Net unrealized appreciation on investment securities	573,548
Cost of investment securities	4,067,224
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 7 of 16

American Funds 2025
Target Date Retirement Fund®
Investment portfolio
January 31, 2015
unaudited
Fund investments Growth funds 19.7%	Shares	Value (000)
AMCAP Fund, Class R-6	6,594,687	$182,607
EuroPacific Growth Fund, Class R-6	2,950,312	140,376
The Growth Fund of America, Class R-6	4,347,179	183,364
New Perspective Fund, Class R-6	6,380,487	230,718
New World Fund, Inc., Class R-6	860,578	46,161
SMALLCAP World Fund, Inc., Class R-6	2,999,352	135,781
		919,007
Growth-and-income funds 34.6%
American Mutual Fund, Class R-6	7,721,101	279,658
Capital World Growth and Income Fund, Class R-6	5,050,898	232,897
Fundamental Investors, Class R-6	5,458,938	277,314
International Growth and Income Fund, Class R-6	4,326,324	137,188
The Investment Company of America, Class R-6	8,913,134	324,081
Washington Mutual Investors Fund, Class R-6	9,293,943	368,505
		1,619,643
Equity-income and Balanced funds 19.9%
American Balanced Fund, Class R-6	14,790,360	361,329
American Funds Global Balanced Fund, Class R-6	726,098	21,986
Capital Income Builder, Class R-6	4,615,950	275,895
The Income Fund of America, Class R-6	12,718,878	272,566
		931,776
Fixed income funds 25.8%
American Funds Inflation Linked Bond Fund, Class R-6	19,619,176	192,072
American Funds Mortgage Fund, Class R-6	22,964,164	236,302
The Bond Fund of America, Class R-6	904,147	11,826
Capital World Bond Fund, Class R-6	11,782,961	235,777
Intermediate Bond Fund of America, Class R-6	14,661,223	200,712
U.S. Government Securities Fund, Class R-6	22,976,403	329,022
		1,205,711
Total investment securities 100.0% (cost: $4,166,364,000)		4,676,137
Other assets less liabilities 0.0%		(2,634)
Net assets 100.0%		$4,673,503
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 8 of 16

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2015 (000)
U.S. Government Securities Fund, Class R-6	21,724,604	1,251,799	—	22,976,403	$851	$329,022
American Funds Mortgage Fund, Class R-6	15,512,217	7,451,947	—	22,964,164	2,294	236,302
American Funds Inflation Linked Bond Fund, Class R-6	7,437,901	12,181,275	—	19,619,176	1,885	192,072
					$5,030	$757,396
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$517,455
Gross unrealized depreciation on investment securities	(7,757)
Net unrealized appreciation on investment securities	509,698
Cost of investment securities	4,166,439
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 9 of 16

American Funds 2020
Target Date Retirement Fund®
Investment portfolio
January 31, 2015
unaudited
Fund investments Growth funds 14.7%	Shares	Value (000)
AMCAP Fund, Class R-6	6,948,467	$192,403
EuroPacific Growth Fund, Class R-6	3,072,929	146,210
The Growth Fund of America, Class R-6	3,442,337	145,198
New Perspective Fund, Class R-6	6,729,908	243,353
		727,164
Growth-and-income funds 29.4%
American Mutual Fund, Class R-6	8,062,632	292,028
Capital World Growth and Income Fund, Class R-6	5,306,455	244,681
Fundamental Investors, Class R-6	4,739,540	240,769
International Growth and Income Fund, Class R-6	3,083,946	97,792
The Investment Company of America, Class R-6	7,973,956	289,933
Washington Mutual Investors Fund, Class R-6	7,302,708	289,552
		1,454,755
Equity-income and Balanced funds 20.1%
American Balanced Fund, Class R-6	15,609,786	381,347
American Funds Global Balanced Fund, Class R-6	994,940	30,127
Capital Income Builder, Class R-6	4,873,553	291,292
The Income Fund of America, Class R-6	13,428,682	287,777
		990,543
Fixed income funds 35.8%
American Funds Inflation Linked Bond Fund, Class R-6	25,995,429	254,495
American Funds Mortgage Fund, Class R-6	24,404,050	251,118
American High-Income Trust, Class R-6	1,089,574	11,691
The Bond Fund of America, Class R-6	19,608,500	256,479
Capital World Bond Fund, Class R-6	12,397,395	248,072
Intermediate Bond Fund of America, Class R-6	32,710,057	447,801
U.S. Government Securities Fund, Class R-6	20,706,263	296,514
		1,766,170
Total investment securities 100.0% (cost: $4,438,275,000)		4,938,632
Other assets less liabilities 0.0%		(2,444)
Net assets 100.0%		$4,936,188
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 10 of 16

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2015 (000)
American Funds Inflation Linked Bond Fund, Class R-6	16,481,690	9,513,739	—	25,995,429	$2,865	$254,495
American Funds Mortgage Fund, Class R-6	20,417,830	3,986,220	—	24,404,050	2,712	251,118
					$5,577	$505,613
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$504,580
Gross unrealized depreciation on investment securities	(4,270)
Net unrealized appreciation on investment securities	500,310
Cost of investment securities	4,438,322
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 11 of 16

American Funds 2015
Target Date Retirement Fund®
Investment portfolio
January 31, 2015
unaudited
Fund investments Growth funds 4.7%	Shares	Value (000)
AMCAP Fund, Class R-6	1,827,074	$50,592
The Growth Fund of America, Class R-6	602,292	25,405
New Perspective Fund, Class R-6	1,393,902	50,403
		126,400
Growth-and-income funds 24.8%
American Mutual Fund, Class R-6	4,388,823	158,963
Capital World Growth and Income Fund, Class R-6	2,305,272	106,296
Fundamental Investors, Class R-6	2,091,064	106,226
International Growth and Income Fund, Class R-6	840,886	26,665
The Investment Company of America, Class R-6	3,653,778	132,851
Washington Mutual Investors Fund, Class R-6	3,334,065	132,196
		663,197
Equity-income and Balanced funds 25.1%
American Balanced Fund, Class R-6	4,438,233	108,426
American Funds Global Balanced Fund, Class R-6	2,643,105	80,033
Capital Income Builder, Class R-6	4,063,969	242,903
The Income Fund of America, Class R-6	11,197,939	239,972
		671,334
Fixed income funds 45.4%
American Funds Inflation Linked Bond Fund, Class R-6	19,410,955	190,033
American Funds Mortgage Fund, Class R-6	15,731,442	161,877
American High-Income Trust, Class R-6	12,577,601	134,958
The Bond Fund of America, Class R-6	16,525,311	216,151
Capital World Bond Fund, Class R-6	6,725,600	134,579
Intermediate Bond Fund of America, Class R-6	17,726,196	242,672
U.S. Government Securities Fund, Class R-6	9,435,856	135,121
		1,215,391
Total investment securities 100.0% (cost: $2,477,108,000)		2,676,322
Other assets less liabilities 0.0%		(1,337)
Net assets 100.0%		$2,674,985
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 12 of 16

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2015 (000)
American Funds Inflation Linked Bond Fund, Class R-6	7,571,557	11,923,244	83,846	19,410,955	$1,712	$190,033
American Funds Mortgage Fund, Class R-6	17,910,980	442,757	2,622,295	15,731,442	2,298	161,877
					$4,010	$351,910
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$204,670
Gross unrealized depreciation on investment securities	(5,461)
Net unrealized appreciation on investment securities	199,209
Cost of investment securities	2,477,113
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 13 of 16

American Funds 2010
Target Date Retirement Fund®
Investment portfolio
January 31, 2015
unaudited
Fund investments Growth-and-income funds 24.6%	Shares	Value (000)
American Mutual Fund, Class R-6	2,616,531	$94,771
Capital World Growth and Income Fund, Class R-6	1,385,831	63,900
Fundamental Investors, Class R-6	1,245,612	63,277
International Growth and Income Fund, Class R-6	479,145	15,194
The Investment Company of America, Class R-6	2,181,483	79,319
Washington Mutual Investors Fund, Class R-6	1,988,729	78,853
		395,314
Equity-income and Balanced funds 29.8%
American Balanced Fund, Class R-6	1,975,025	48,250
American Funds Global Balanced Fund, Class R-6	1,592,846	48,231
Capital Income Builder, Class R-6	3,212,028	191,983
The Income Fund of America, Class R-6	8,960,492	192,023
		480,487
Fixed income funds 45.6%
American Funds Inflation Linked Bond Fund, Class R-6	11,584,640	113,414
American Funds Mortgage Fund, Class R-6	9,458,401	97,327
American High-Income Trust, Class R-6	7,568,349	81,208
The Bond Fund of America, Class R-6	9,900,828	129,503
Capital World Bond Fund, Class R-6	4,046,380	80,968
Intermediate Bond Fund of America, Class R-6	10,928,732	149,614
Short-Term Bond Fund of America, Class R-6	386,024	3,872
U.S. Government Securities Fund, Class R-6	5,391,963	77,213
		733,119
Total investment securities 100.0% (cost: $1,554,150,000)		1,608,920
Other assets less liabilities 0.0%		(778)
Net assets 100.0%		$1,608,142
American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 14 of 16

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2015 (000)
American Funds Inflation Linked Bond Fund, Class R-6	8,898,285	2,779,171	92,816	11,584,640	$1,152	$113,414
American Funds Mortgage Fund, Class R-6	8,068,433	1,398,514	8,546	9,458,401	1,053	97,327
					$2,205	$210,741
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$57,239
Gross unrealized depreciation on investment securities	(2,471)
Net unrealized appreciation on investment securities	54,768
Cost of investment securities	1,554,152
American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 15 of 16

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2015, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-850-01315O-S42246	American Funds Target Date Retirement Series — Page 16 of 16

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended January 31, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American Funds Target Date Retirement Series’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Target Date Retirement Series’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: March 31, 2015

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 31, 2015